Unaudited Condensed Financial Information of the Parent Company (Details) - Schedule of Unaudited Parent Company Condensed Balance Sheets (Parentheticals) - Parent Company [Member] - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0000001	$ 0.0000001
Ordinary shares, shares authorized	500,000,000,000	500,000,000,000
Ordinary shares, shares issued
Ordinary shares, shares outstanding	50,000,000	50,000,000